Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2024
Short-term provisions
Schedule of short-term provisions

		2024	2023
for the year ended 30 June	Note	Rm	Rm
Emission rights		900	605
Other provisions		304	400
Short-term portion of
long-term provisions	29	2 822	2 601
post-retirement benefit obligations	31	724	713
		4 750	4 319